Investments in associates and joint ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	43.65%
Joint ventures	$ 2,673	$ 0
Investments in associates	1,473,382	1,536,887	$ 1,536,607
Investment In Associates And Joint Ventures	$ 1,473,382	$ 1,536,887
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	19.58%	19.58%
Investments in associates	$ 1,108,284	$ 1,124,008
Compania Minera Coimolache S.A. [Member]
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	40.10%	40.10%
Investments in associates	$ 0	$ 0	0
Minera Yanacocha S.R.L. [Member]
Disclosure of Investments in associates [Line Items]
Proportion of ownership interest in associate	43.65%	45.95%
Investments in associates	$ 0	$ 0	$ 0
Other minor investments [Member]
Disclosure of Investments in associates [Line Items]
Investments in associates	1,835	1,835
Investment In Associates Excluding Minor Investments [Member]
Disclosure of Investments in associates [Line Items]
Investments in associates	$ 1,468,874	$ 1,535,052